Subsequent Events (Details) - USD ($)		1 Months Ended	12 Months Ended
	Mar. 09, 2021	Feb. 18, 2022	Dec. 31, 2021	May 31, 2022	Apr. 30, 2022	Apr. 20, 2022
Subsequent Events (Details) [Line Items]
Private placement offering description			The Company received $1,050,000 of new monies through our private placement offering for convertible debt. The monies were received on February 10, 2022, February 28, 2022 and March 29, 2022 in the amounts of $300,000, $350,000, and $500,000, respectively. The debt is due on April 1, 2023. The interest rate is 10% per annum. These notes shall automatically convert into shares of common stock or units, as provided herein, immediately upon the earliest to occur of (a) the listing of the common stock on NASDAQ (the “Uplist”), and (b) a subsequent qualified financing date, at a price per share equal to the lesser of (i) $0.25 and (ii) 70% (A) in the case of the Uplist, the price of the common stock or units (as defined below) in the offering relating to the Uplist, or (B) in the case of a subsequent qualified financing, (x) the conversion price of the common stock, if such subsequent qualified offering involves the issuance of convertible notes, or (y) the price of the common stock or units in such subsequent qualified financing, if such subsequent qualified Financing involves the issuance of common stock or units. For purposes of this Note, a “Unit” shall mean the combination of common Stock and warrants to purchase common stock offered by the Company in any financing occurring simultaneously with the Uplist (“Simultaneous Uplist Unit Offering”). These notes have warrant coverage of 50% of the initial principal balance. The warrants will be issued at Uplist or at maturity of the convertible debt. The warrants may be converted into common stock at $0.40
Related party interest rate	9.00%
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Accrued interest payment						$ 287,242
Current investors					$ 888,500
Order quantity shares (in Shares)		10,000
Forecast [Member]
Subsequent Events (Details) [Line Items]
Current investors				$ 888,500